Stock-Based Compensation - Expense Recorded (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation expense
Stock-based compensation expense	$ 17,042	$ 405	$ 21,544	$ 1,624	$ 3,399	$ 2,492
Unvested awards outstanding (in shares)					2,540,534
Unrecognized compensation cost					$ 15,088
Period of recognition of unrecognized compensation cost					3 years 10 months 24 days
Outstanding (in shares)					6,441,527	5,024,235	3,312,666
Stock options
Stock-based compensation expense
Outstanding (in shares)	6,601,890	4,518,118	6,601,890	4,518,118	6,441,573	5,012,034
Service-based stock options
Stock-based compensation expense
Outstanding (in shares)	3,840,828		3,840,828		3,646,617
Performance-based stock options
Stock-based compensation expense
Stock-based compensation expense	$ 15,898		$ 15,898		$ 0
Unvested awards outstanding (in shares)					458,182
Unrecognized compensation cost					$ 16,185
Outstanding (in shares)	2,761,062		2,761,062		2,794,910